Property, plant and equipment, land use rights, rights-of-use assets, intangible assets and goodwill- Summary of Property, plant and equipment, land use rights, rights-of-use assets, intangible assets and goodwill (Details) - CNY (¥)
¥ in Millions
	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of detailed information about property, plant and equipment [line items]
Cost	¥ 1,201
Closing net book amount	1,540
Beginning balance	2,290
Ending balance	2,254
Beginning balance	287
Ending balance	322
Opening net book amount	2,899
Closing net book amount	5,895
Beginning balance	20,521
Ending balance	29,757
Property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Cost	1,201	¥ 803
Additions	273	186
Business combinations	92
Depreciation and amortization	(23)	(24)
Disposals	(3)	(2)
Closing net book amount	1,540	963
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	1
Beginning balance	2,290	2,364
Depreciation and amortization	(37)	(37)
Ending balance	2,254	2,327
Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	287	295
Additions	14	70
Business combinations	78
Depreciation and amortization	(57)	(54)
Disposal of Right to Use Assets		(1)
Ending balance	322	310
Intangible Assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	2,899	2,049
Additions	277	483
Business combinations	3,399	1,131
Depreciation and amortization	(677)	(589)
Disposals	(3)	(27)
Closing net book amount	5,895	3,047
Goodwill [member]
Disclosure of detailed information about property, plant and equipment [line items]
Disposals	(5)
Beginning balance	20,521	19,647
Business combinations	9,241	818
Ending balance	¥ 29,757	¥ 20,465